Agreements	12 Months Ended
Dec. 31, 2018
Agreements [Abstract]
Agreements

Note 23 - Agreements

A.	DBS has agreements for the acquisition of space segments, content, and copyrights, up to the end of 2028. The amounts of future agreements for these contracts as at December 31, 2018 are as follows:

	Space segments	Content and copyright	Total
Year ended December 31	NIS	NIS	NIS
2019	85	495	580
2020	85	354	439
2021	85	260	345
2022	82	225	307
2023 onwards	485	64	549
	822	1,398	2,220

B.	In accordance with the agreement with the 2013 Space Communications Ltd. (“Spacecom”), as amended, DBS leases twelve space segments in the Amos satellites (“the Spacecom Agreement”) according to the distribution among the satellites set out in the agreement for different periods. The term of the Spacecom Agreement is up to 2028 (subject to the options for early termination described below).

In accordance with the Spacecom Agreement, DBS leases space segments on the Amos 3 satellite (which is expected to end its service at the beginning of 2026), as well as on the Amos 7 satellite, in which Spacecom has the right to lease space segments under an agreement with the holder of rights in this satellite, which was leased to DBS until February 2021. Spacecom undertook to exercise the option granted to it by the holder of the satellite rights to extend the lease for an additional year, and on the deadline for exercising this option, if it will be clear that Amos 8 a new satellite will not be in service by February 2021.

Under the Spacecom Agreement, Spacecom has undertaken to make the most reasonable efforts to deploy the new satellite, Amos 8, by February 2021, and in this event, DBS will lease space segments from that date in Amos 3 and in Amos 8, and from the end of life of Amos 3, in Amos 8 only. If Amos 8 is not deployed by February 2022, DBS will lease ten satellite segments in Amos 3 until the end of its life, and will have the right, if it so chooses, to lease space segments in Amos 8, to the extent it is deployed at a later stage.

The Spacecom Agreement stipulates the right to early termination without cause, subject to advance notice of 12 months and payment of the consideration in accordance with the prescribed mechanism. The agreement also stipulates the right to early termination due to a delay in the entry into force of the agreement for construction of Amos 8, and early termination at the end of the lifespan of Amos 3 due to non-availability of Amos 8, without payment of compensation and under the conditions set out in the agreement.

In September 2018, Spacecom announced that the agreement for the construction of the Amos 8 satellite will be canceled and that it is assessing the feasibility of several alternatives. DBS believes that cancellation of the agreement may result in a delay in the start of the Amos 8 satellite activity.

In December 2018, Spacecom was notified that DBS would not act to amend the Spacecom Agreement, and that it reserves the right not to lease segments on the Amos 8 satellite if there is a delay in its deployment as set out above.

The total amount of agreements for space segments, as set out in section 20.1 above, includes full payment of NIS 236 for the use of the Amos 8 satellite.

For information about the agreement with Spacecom, see Note 32 regarding the agreements with related parties. In addition to the resolution of the Board of Directors to approve a plan for the migration of DBS from satellite broadcasts to internet streaming, see Note 33.1.

C.	In October 2016, Pelephone’s new agreement with Apple Distribution International (“Apple”) came into effect for the acquisition and distribution of iPhone devices. In accordance with the agreement, Pelephone is required to purchase a minimum number of devices for an additional three years at the prices in effect at the manufacturer at the actual purchase date.

D.	As at December 31, 2018, Pelephone has obligations to acquire terminal equipment amounting to NIS 78 (as at December 31, 2017, NIS 147).

E.	The cellular infrastructure equipment in the UMTS/HSPA and LTE networks is manufactured by LM Ericsson Israel Ltd. (“Ericsson”), which serves as a supplier to Pelephone for the deployment of a fourth-generation radio network (LTE). Ericsson is also a material supplier to Pelephone of microwave transmission equipment. Pelephone has multi-annual agreements for maintenance, support and upgrade of software for the UMTS/HSPA network and an agreement for acquisition of 4G network (LTE) equipment with Ericsson, and Pelephone believes that it may dependent on Ericsson for network support and its expansion. As at December 31, 2018, Pelephone has agreements with Ericsson for the acquisition of terminal equipment and the receipt of services, in a total amount of NIS 23.

F.	In 2011, Bezeq International entered into an agreement with CYTA to replace indefeasible rights of use (IRU). Under the transaction, Bezeq International undertook to acquire additional IRU in the amount of US$ 4.65. Bezeq International has not yet exercised this undertaking.

G.	As at December 31, 2018, the Bezeq Group companies have agreements for the acquisition of fixed assets, intangible assets, additional assets, and routine services amounting to NIS 392.

H.	For information about transactions with related parties, see Note 32.